Earnings per Share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per Share ("EPS")
Schedule of basic and diluted EPS

	For the three months ended June 30,
	2025			2024
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$247.1	192.7	$1.28	$79.5	192.3	$0.41
Effect of dilutive securities	—	0.3	—	—	0.2	—
Diluted earnings per share	$247.1	193.0	$1.28	$79.5	192.5	$0.41

	For the six months ended June 30,
	2025			2024
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$456.9	192.6	$2.37	$224.0	192.2	$1.17
Effect of dilutive securities	—	0.3	—	—	0.2	(0.01)
Diluted earnings per share	$456.9	192.9	$2.37	$224.0	192.4	$1.16